SCHEDULE OF TAXES PAYABLE (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Corporate income tax payable	$ 4,256,487	$ 2,813,014
Other tax payable	186,705	1,397
Total taxes payable	$ 4,443,192	$ 2,814,411